Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Pacer American Energy Independence ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer American Energy Independence ETF NAV
Account Value	$ 21,909	$ 15,549	$ 15,143	$ 13,026	$ 7,208	$ 9,821	$ 9,665
Pacer BlueStar Digital Entertainment ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer BlueStar Digital Entertainment ETF NAV
Account Value	$ 12,342	8,919	7,842
Pacer BlueStar Engineering the Future ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer BlueStar Engineering the Future ETF NAV
Account Value	$ 10,056	8,633	8,286
Pacer Developed Markets Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Developed Markets Cash Cows Growth Leaders ETF NAV
Account Value	$ 9,822
Pacer Metarus Nasdaq 100 Dividend Multiplier 600 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Metaurus Nasdaq 100 Dividend Multiplier 600 ETF NAV
Account Value	$ 10,054
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF NAV
Account Value	$ 13,333	9,931	9,067	10,484
Pacer Swan SOS Conservative (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Conservative (April) ETF NAV
Account Value	$ 12,424	10,383	10,068	10,545
Pacer Swan SOS Conservative (January) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Conservative (January) ETF NAV
Account Value	$ 13,238	11,055	10,162	10,794
Pacer Swan SOS Conservative (July) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Conservative (July) ETF NAV
Account Value	$ 12,759	10,391	9,519	10,222
Pacer Swan SOS Conservative (October) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Conservative (October) ETF NAV
Account Value	$ 12,683	10,912	9,696	10,171
Pacer Swan SOS Flex (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Flex (April) ETF NAV
Account Value	$ 14,068	11,494	10,469	11,037
Pacer Swan SOS Flex (January) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Flex (January) ETF NAV
Account Value	$ 15,788	12,607	11,152	11,585
Pacer Swan SOS Flex (July) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Flex (July) ETF NAV
Account Value	$ 13,935	11,211	10,146	10,405
Pacer Swan SOS Flex (October) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Flex (October) ETF NAV
Account Value	$ 13,687	11,609	10,396	10,364
Pacer Swan SOS Fund of Funds ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Fund of Funds ETF NAV
Account Value	$ 14,125	11,753	10,643	11,101
Pacer Swan SOS Moderate (April) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Moderate (April) ETF NAV
Account Value	$ 13,263	11,140	10,248	10,667
Pacer Swan SOS Moderate (January) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Moderate (January) ETF NAV
Account Value	$ 14,013	11,685	10,507	11,020
Pacer Swan SOS Moderate (July) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Moderate (July) ETF NAV
Account Value	$ 13,602	11,213	10,085	10,263
Pacer Swan SOS Moderate (October) ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Pacer Swan SOS Moderate (October) ETF NAV
Account Value	$ 13,199	11,414	10,081	10,224
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 24,073	17,442	15,836	18,545	12,977	11,828	10,346
American Energy Independence Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Energy Independence Total Return Index
Account Value	$ 23,691	16,632	16,045	13,668	$ 7,436	$ 10,019	$ 9,759
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GLOBAL 1200 (TR)
Account Value	$ 12,784	9,529	8,529
BlueStar Global Online Gambling Video Gaming and eSports NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	BlueStar Global Online Gambling Video Gaming and eSports NTR
Account Value	$ 12,534	8,963	7,848
S&P GLOBAL 1200 (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GLOBAL 1200 (TR)
Account Value	$ 13,371	9,966	8,921
S&P GLOBAL 1200 - Industrials Sector TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GLOBAL 1200 - Industrials Sector TR
Account Value	$ 14,114	10,349	9,339
MSCI THE WORLD INDEX Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Net (USD)
Account Value	$ 10,781
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 10,223
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,987
Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Metaurus Nasdaq-100 Dividend Multiplier Total Return Index Series 600
Account Value	$ 10,038
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,687	9,917	9,004	10,544
Metaurus US Large Cap Target Dividend Total Return - Series 400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Metaurus US Large Cap Target Dividend Total Return - Series 400
Account Value	$ 13,544	10,057	9,164	10,505
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,165	10,988	9,976	11,683
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 16,407	11,888	10,793	12,640
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,971	10,122	9,190	10,763
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,890	10,064	9,137	10,701
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,165	10,988	9,976	11,683
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 16,407	11,888	10,793	12,640
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,971	10,122	9,190	10,763
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,890	10,064	9,137	10,701
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 16,230	11,759	10,677	12,503
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,165	10,988	9,976	11,683
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 16,407	11,888	10,793	12,640
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,971	10,122	9,190	10,763
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,890	$ 10,064	$ 9,137	$ 10,701